UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21260
                                                     ---------

                           CM Advisers Family of Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


             805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
             -----------------------------------------------------
        (Address of principal executive offices)         (Zip code)


                                Julian G. Winters
     116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802
    ------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 512-329-0050
                                                            ------------

                  Date of fiscal year end: Last Day of February
                                           --------------------


                    Date of reporting period: August 31, 2006
                                              ---------------

Item 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2006







                                                                CM Advisers Fund
                                                   CM Advisers Fixed Income Fund
                                                                 August 31, 2006
                                                                     (Unaudited)






CM Advisers
Family of Funds














This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisers Family of Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St., Rocky Mount, NC 27804, Phone 1-800-773-3863.

________________________________________________________________________________
Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. Investment in the Funds is also subject to the following risks: market risk, interest rate risk, management style risk, business and sector risk, small company risk, non-diversified fund risk, foreign securities risk, bond interest rate risk, credit risk, corporate debt securities risk, junk bonds or lower-rated securities risk, income risk, maturity risk, concentration risk, foreign bond risk, emerging countries risk and non-diversified fund risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares occurring within one year following the issuance of such shares.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
________________________________________________________________________________
Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of the Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Semi-Annual Report was first distributed to shareholders on or about October 30, 2006.


For More Information on Your CM Advisers Mutual Funds:

                 See Our Web site @ www.centman.com
                          or
                 Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

FUND EXPENSES
________________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees for shares redeemed within one year and
(2) ongoing costs, including management fees, distribution (12b-1 fees) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees for shares redeemed within one year. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------
                                             Beginning               Ending
CM Advisers Fund                           Account Value          Account Value       Expenses Paid
Expense Example                            March 1, 2006         August 31, 2006      During Period*
--------------------------------------------------------------------------------------------------------
Actual                                       $1,000.00              $1,014.10             $7.56
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)     $1,000.00              $1,017.69             $7.58
--------------------------------------------------------------------------------------------------------


                                             Beginning               Ending
CM Advisers Fixed Income Fund              Account Value          Account Value       Expenses Paid
Expense Example                           March 24, 2006         August 31, 2006      During Period**
--------------------------------------------------------------------------------------------------------
Actual                                       $1,000.00              $1,058.00             $6.81
--------------------------------------------------------------------------------------------------------
                                             Beginning               Ending
                                           Account Value          Account Value       Expenses Paid
                                          March 24, 2006         August 31, 2006      During Period***
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)     $1,000.00              $1,017.64             $7.63
--------------------------------------------------------------------------------------------------------

*Actual expenses are based on expenses incurred in the most recent six-month period. The CM Advisers Fund's annualized six-month expense ratio is 1.49%. The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 184 and divided by 365 (to reflect the one-half year period.)
**Actual expenses are based on expenses incurred during the period from March 24, 2006 to August 31, 2006. The CM Advisers Fixed Income Fund's annualized expense ratio is 1.50%. The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account over the period, multiplied by 161 and divided by 365 (to reflect the period since the Initial Date of Public Investment.)
***Hypothetical Expenses paid during the period are equal to the Fund's annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ending August 31, 2006).

CM ADVISERS FUND

Schedule of Investments
(Unaudited)

As of August 31, 2006

____________________________________________________________________________________________________________________________________
                                                     Market Value                                                       Market Value
                                           Shares      (Note 1)                                              Shares       (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

COMMON STOCKS - 72.42%                                               Food - 1.22%
                                                                          General Mills, Inc.                50,300   $   2,727,769
                                                                                                                      -------------
Aerospace/Defense - 0.20%
     Kaman Corporation                     25,340   $     453,839    Home Furnishings - 0.61%
                                                    -------------         La-Z-Boy, Inc.                     98,100       1,368,495
                                                                                                                      -------------
Apparel - 0.97%
     Kellwood Company                      79,000       2,165,390    Household Products/Wares - 8.68%
                                                    -------------
                                                                          Avery Dennison Corporation         95,275       5,901,333
Beverages - 3.08%                                                    *    Fossil Inc.                       221,789       4,174,069
     Anheuser-Busch                                                       Kimberly-Clark Corporation        146,850       9,324,975
        Companies, Inc.                   139,635       6,895,176                                                     -------------
                                                    -------------                                                        19,400,377
                                                                                                                      -------------
Chemicals - 1.95%                                                    Housewares - 2.13%
     E.I. Du Pont de Nemours                                              Newell Rubbermaid, Inc.           176,675       4,768,458
        & Company                         109,125       4,361,726                                                     -------------
                                                    -------------
                                                                     Insurance - 3.30%
Commercial Services - 1.58%                                               Marsh & McLennan Cos, Inc.        282,362       7,386,590
     CDI Corporation                      107,790       2,258,201                                                     -------------
     Clark, Inc.                           84,315       1,088,507
     CPI Corporation                        4,800         189,264    Machinery - Construction & Mining - 0.28%
                                                    -------------    *    Astec Industries, Inc.             26,500         625,135
                                                        3,535,972                                                     -------------
                                                    -------------
Computers - 7.45%                                                    Machinery - Diversified - 3.57%
*    Hutchinson Technology, Inc.          286,600       5,915,424         Briggs & Stratton Corp.           170,400       4,796,760
     Imation Corp.                         66,875       2,650,256         Robbins & Myers, Inc.             110,480       3,181,824
*    Maxwell Technologies, Inc.             7,340         144,892                                                     -------------
*    Seagate Technology                   356,665       7,935,796                                                         7,978,584
                                                    -------------                                                     -------------
                                                       16,646,368    Media - 6.64%
                                                    -------------         Dow Jones & Co Inc.               149,340       5,379,227
Cosmetics/Personal Care - 4.01%                                           Gannett Co., Inc.                 161,840       9,200,604
     Colgate - Palmolive Company          99,875        5,978,518         Reader's Digest
     The Estee Lauder                                                       Association Inc.                 21,475         275,095
       Companies, Inc.                    81,075        2,988,425                                                     -------------
                                                    -------------                                                        14,854,926
                                                        8,966,943                                                     -------------
                                                    -------------    Mining - 1.08%
Distribution/Wholesale - 2.47%                                            USEC Inc.                         237,700       2,403,147
     Handleman Company                   292,630        2,039,631                                                     -------------
     W.W. Grainger, Inc.                  52,175        3,485,290
                                                    -------------    Miscellaneous Manufacturing - 3.39%
                                                        5,524,921         3M Company                         79,335       5,688,319
                                                    -------------         Eastman Kodak Company               7,930         168,671
Electrical Components & Equipment - 1.11%                                 Leggett & Platt Inc.              168,420       1,577,081
     Graham Corporation                   63,000        1,171,800    *    Peerless Manufacturing Co.          5,900         142,190
*    Powell Industries, Inc.              59,060        1,299,911                                                     -------------
                                                    -------------                                                         7,576,261
                                                        2,471,711                                                     -------------
                                                    -------------    Pharmaceuticals - 5.39%
Electronics - 1.05%                                                       Pfizer Inc.                       436,865      12,039,999
*    Paxar Corporation                   120,926        2,354,429                                                     -------------
                                                    -------------    Retail - 4.34%
                                                                          Wal-Mart Stores, Inc.             217,010       9,704,687
                                                                                                                      -------------


                                                                                                                        (Continued)

CM ADVISERS FUND

Schedule of Investments
(Unaudited)

As of August 31, 2006

____________________________________________________________________________________________________________________________________
                                        Shares or        Market Value
                                        Principal          (Note 1)
----------------------------------------------------------------------  ------------------------------------------------------------

COMMON STOCKS (Continued)                                               Summary of Investments by Industry
                                                                                                            % of Net        Market
Software - 7.27%                                                        Industry                             Assets          Value
     Microsoft Corp.                      632,240    $     16,242,246   ------------------------------------------------------------
                                                     ----------------   Aerospace/Defense                    0.20%    $     453,839
                                                                        Apparel                              0.97%        2,165,390
Textiles - 0.65%                                                        Beverages                            3.08%        6,895,176
*    The Dixie Group, Inc.                103,091           1,458,738   Chemicals                            1.95%        4,361,726
                                                     ----------------   Commercial Services                  1.58%        3,535,972
                                                                        Computers                            7.45%       16,646,368
Total Common Stocks (Cost $154,455,966)                   161,911,887   Corporate Bond                       0.08%          180,900
                                                     ----------------   Cosmetics/Personal Care              4.01%        8,966,943
                                                                        Distribution/Wholesale               2.47%        5,524,921
U.S. GOVERNMENT OBLIGATION - 15.24%                                     Electrical Components &
     U.S. Treasury Strip Principal                                         Equipment                         1.11%        2,471,711
        6.250%, 05/15/2030                                              Electronics                          1.05%        2,354,429
        (Cost $34,279,638)          $ 108,105,000          34,075,885   Food                                 1.22%        2,727,769
                                                     ----------------   Home Furnishings                     0.61%        1,368,495
                                                                        Household Products/Wares             8.68%       19,400,377
CORPORATE BOND - 0.08%                                                  Housewares                           2.13%        4,768,458
     AAR Corporation                                                    Insurance                            3.30%        7,386,590
        6.875%, 12/15/2007                                              Machinery - Construction &
        (Cost $171,246)                   180,000             180,900      Mining                            0.28%          625,135
                                                     ----------------   Machinery - Diversified              3.57%        7,978,584
                                                                        Media                                6.64%       14,854,926
MONEY MARKET FUND - 11.86%                                              Mining                               1.08%        2,403,147
     Evergreen Institutional Treasury                                   Miscellaneous Manufacturing          3.39%        7,576,261
        Money Market Fund                                               Money Market Fund                   11.86%       26,510,738
        (Cost $26,510,738)             26,510,738          26,510,738   Pharmaceuticals                      5.39%       12,039,999
                                                     ----------------   Retail                               4.34%        9,704,687
                                                                        Software                             7.27%       16,242,246
Total Investments                                                       Textiles                             0.65%        1,458,738
        (Cost $215,417,588) - 99.60%                 $    222,679,410   U.S. Government Obligation          15.24%       34,075,885
Other Assets less Liabilities - 0.40%                         898,873   ------------------------------------------------------------
                                                     ----------------   Total                               99.60%    $ 222,679,410

Net Assets - 100.00%                                 $    223,578,283
                                                     ================

*   Non-income producing investment.


See Notes to Financial Statements

CM ADVISERS FIXED INCOME FUND

Schedule of Investments
(Unaudited)

As of August 31, 2006

____________________________________________________________________________________________________________________________________
                                         Shares or   Market Value
                                         Principal     (Note 1)
------------------------------------------------------------------  ----------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 91.14%

     U.S. Treasury Bill
        4.610%*, 09/21/2006             $ 290,000     $   289,198
     U.S. Treasury Strip Principal
        6.250%, 05/15/2030              6,700,000       2,111,914
                                                  ----------------
Total U.S. Government Obligations
        (Cost $2,319,316)                               2,401,112
                                                  ----------------

MONEY MARKET FUND - 8.21%
     Evergreen Institutional Treasury
        Money Market Fund
        (Cost $216,312)                   216,312         216,312
                                                  ----------------

Total Investments
        (Cost $2,535,628) - 99.35%                    $ 2,617,424
Other Assets less Liabilities - 0.65%                      17,090
                                                  ----------------

Net Assets - 100.00%                                  $ 2,634,514
                                                  ================

*   Effective interest rate.

Summary of Investments by Industry
                                          % of Net        Market
Industry                                   Assets         Value
------------------------------------------------------------------
Money Market Fund                           8.21%    $   216,312
U.S. Government Obligations                91.14%      2,401,112
------------------------------------------------------------------
Total                                      99.35%    $ 2,617,424

See Notes to Financial Statements

CM ADVISERS FAMILY OF FUNDS

Statements of Assets and Liabilities
(Unaudited)

                                                                                                  CM Advisers         CM Advisers
As of August 31, 2006                                                                                 Fund         Fixed Income Fund
____________________________________________________________________________________________________________________________________

Assets:
      Investments, at cost ................................................................       $ 215,417,588        $  2,535,628
                                                                                               ----------------    ----------------
      Investments, at value (note 1) ......................................................       $ 222,679,410        $  2,617,424
      Receivables:
          Fund shares sold ................................................................             288,993                  --
          Dividends and interest ..........................................................             589,107                 808
      Prepaid expenses ....................................................................              54,211              23,816
      Due from affiliates:
          Adviser (note 2) ................................................................                  --              12,212
                                                                                               ----------------    ----------------
      Total Assets ........................................................................         223,611,721           2,654,260
                                                                                               ----------------    ----------------
Liabilities:
      Accrued expenses ....................................................................              33,438              19,746
                                                                                               ----------------    ----------------
      Total Liabilities ...................................................................              33,438              19,746
                                                                                               ----------------    ----------------
Net Assets ................................................................................       $ 223,578,283        $  2,634,514
                                                                                               ================    ================
Net Assets Consist of:
      Capital (par value and paid in surplus) .............................................         209,922,390           2,491,404
      Accumulated net investment income ...................................................           1,747,376              62,089
      Accumulated net realized gain (loss) on investments .................................           4,646,695                (775)
      Net unrealized appreciation in investments ..........................................           7,261,822              81,796
                                                                                               ----------------    ----------------
      Total Net Assets ....................................................................       $ 223,578,283        $  2,634,514
                                                                                               ================    ================
      Shares Outstanding, $0.001 par value (unlimited authorized shares) ..................          18,268,763             248,897
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share ..............       $       12.24        $      10.58


See Notes to Financial Statements

CM ADVISERS FAMILY OF FUNDS

Statements of Operations
(Unaudited)

                                                                                                CM Advisers       CM Advisers
                                                                                                  Fund (a)    Fixed Income Fund (b)
____________________________________________________________________________________________________________________________________

Investment Income:
     Interest ......................................................................         $    1,501,098       $       73,601
     Dividends .....................................................................              2,028,887                2,943
                                                                                             --------------       --------------
     Total Income ..................................................................              3,529,985               76,544
                                                                                             --------------       --------------
Expenses:
     Advisory fees (note 2) ........................................................              1,307,333                4,818
     Administration fees (note 2) ..................................................                116,248                1,445
     Transfer agent fees (note 2) ..................................................                 16,469                7,500
     Registration and filing administration fees (note 2) ..........................                  4,146                3,370
     Fund accounting fees (note 2) .................................................                 23,959               11,928
     Compliance services fees (note 2) .............................................                  3,875                3,354
     Custody fees (note 2) .........................................................                 15,966                1,516
     Distribution and service fees (note 3) ........................................                261,467                4,336
     Other accounting fees (note 2) ................................................                     --                8,877
     Legal fees ....................................................................                 10,081                6,617
     Audit and tax preparation fees ................................................                  6,807                6,176
     Registration and filing expenses ..............................................                 23,892               11,066
     Shareholder servicing expenses ................................................                  8,067                2,206
     Printing expenses .............................................................                  2,118                1,765
     Trustees' fees and meeting expenses ...........................................                 15,123                6,617
     Securities pricing fees .......................................................                  1,879                4,411
     Other operating expenses ......................................................                  6,050                5,294
                                                                                             --------------       --------------
     Total Expenses ................................................................              1,823,480               91,296
                                                                                             --------------       --------------
     Expenses reimbursed by Adviser (note 2) .......................................                   --                (67,687)
     Advisory fees waived (note 2) .................................................                   --                 (4,818)
     Distribution and service fees waived (note 3) .................................               (261,467)              (4,336)
                                                                                             --------------       --------------
     Net Expenses ..................................................................              1,562,013               14,455
                                                                                             --------------       --------------
Net Investment Income ..............................................................              1,967,972               62,089
                                                                                             --------------       --------------
Net Realized and Unrealized Gain from Investments:
     Net realized gain (loss) from investment transactions .........................              4,478,898                 (775)
     Change in unrealized appreciation on investments ..............................             (3,282,544)              81,796
                                                                                             --------------       --------------
Net Realized and Unrealized Gain on Investments ....................................              1,196,354               81,021
                                                                                             --------------       --------------
Net Increase in Net Assets Resulting from Operations ...............................         $    3,164,326       $      143,110
                                                                                             ==============       ==============

(a) For the six month period ended August 31, 2006.
(b) For the period from March 24, 2006 (Date of Initial Public Investment) to August 31, 2006.

See Notes to Financial Statements

CM ADVISERS FAMILY OF FUNDS

Statements of Changes in Net Assets

                                                                                                        CM Advisers Fund
                                                                                               August 31,              February 28,
For the six month period and fiscal year ended,                                                 2006 (a)                   2006
____________________________________________________________________________________________________________________________________

Operations:
     Net investment income ...................................................             $   1,967,972             $   2,408,087
     Net realized gain from investment transactions ..........................                 4,478,898                 6,509,461
     Change in unrealized appreciation on investments ........................                (3,282,544)                4,978,146
                                                                                           -------------             -------------
 Net Increase in Net Assets Resulting from Operations ........................                 3,164,326                13,895,694
                                                                                           -------------             -------------
Distributions to Shareholders: (note 5)
     Net investment income ...................................................                  (705,512)               (1,982,698)
     Net realized gain from investment transactions ..........................                        --                (6,568,722)
                                                                                           -------------             -------------
 Decrease in Net Assets Resulting from Distributions .........................                  (705,512)               (8,551,420)
                                                                                           -------------             -------------
Capital Share Transactions: (note 6)
     Shares sold .............................................................                44,073,488               106,153,180
     Redemption fees (note 1) ................................................                    28,986                    47,529
     Reinvested dividends and distributions ..................................                   624,760                 7,371,387
     Shares repurchased ......................................................               (11,164,882)              (11,351,411)
                                                                                           -------------             -------------
 Increase from Capital Share Transactions ....................................                33,562,352               102,220,685
                                                                                           -------------             -------------
 Net Increase in Net Assets ..................................................                36,021,166               107,564,959

 Net Assets:
     Beginning of Period .....................................................               187,557,117                79,992,158
                                                                                           -------------             -------------
     End of Period ...........................................................             $ 223,578,283             $ 187,557,117
                                                                                           =============             =============
Accumulated Net Investment Income ............................................             $   1,747,376             $     484,916


For the period from March 24, 2006 (Date of Initial Public Investment)                                                  CM Advisers
to August 31, 2006 (a)                                                                                            Fixed Income Fund
____________________________________________________________________________________________________________________________________

Operations:
     Net investment income ..........................................................................                 $      62,089
     Net realized loss from investment transactions .................................................                          (775)
     Change in unrealized appreciation on investments ...............................................                        81,796
                                                                                                                      -------------
 Net Increase in Net Assets Resulting from Operations ...............................................                       143,110
                                                                                                                      -------------
Capital Share Transactions: (note 6)
     Shares sold ....................................................................................                     2,491,404
                                                                                                                      -------------
 Increase from Capital Share Transactions ...........................................................                     2,491,404
                                                                                                                      -------------
 Net Increase in Net Assets .........................................................................                     2,634,514

 Net Assets:
     Beginning of Period ............................................................................                            --
                                                                                                                      -------------
     End of Period ..................................................................................                 $   2,634,514
                                                                                                                      =============
Accumulated Net Investment Income ...................................................................                 $      62,089

(a) Unaudited.

See Notes to Financial Statements

CM ADVISERS FAMILY OF FUNDS

Financial Highlights

                                                                                           CM Advisers Fund
For a share outstanding during the                               August 31,                  February 28,              February 29,
six month period and fiscal years ended                           2006 (a)               2006             2005           2004 (b)
____________________________________________________________________________________________________________________________________

Net Asset Value, Beginning of period                            $   12.11           $   11.50         $  10.74          $ 10.00
                                                                ---------           ---------         --------          -------
Income from Investment Operations:
      Net investment income (loss)                                   0.11                0.17             0.01            (0.01)
      Net realized and unrealized gain on securities                 0.06                1.11             0.78             0.75
                                                                ---------           ---------         --------          -------
Total from Investment Operations                                     0.17                1.28             0.79             0.74
                                                                ---------           ---------         --------          -------
Less Distributions and Other:
      Dividends (from net investment income)                        (0.04)              (0.15)               -                -
      Distributions (from capital gains)                                -               (0.52)           (0.03)               -
      Redemption fees (c)                                            0.00                0.00             0.00             0.00
                                                                ---------           ---------         --------          -------
Total Distributions                                                 (0.04)              (0.67)           (0.03)               -
                                                                ---------           ---------         --------          -------
Net Asset Value, End of period                                  $   12.24           $   12.11         $  11.50         $  10.74
                                                                =========           =========         ========         ========
Total Return                                                        1.41%               11.31%            7.36%            7.40%

Net Assets, End of Period (in thousands)                        $ 223,578           $ 187,557         $ 79,992         $ 36,589
Average Net Assets for the Period (in thousands)                $ 207,468           $ 129,426         $ 58,984         $ 17,513
Ratio of Gross Expenses to Average Net Assets (d)                    1.75% (e)           1.83%            2.03%            2.84% (e)
Ratio of Net Expenses to Average Net Assets (d)                      1.49% (e)           1.50%            1.50%            1.50% (e)
Ratio of Net Investment
      Income (Loss) to Average Net Assets                            1.88% (e)           1.86%            0.10%           (0.30)%(e)
Portfolio Turnover Rate                                             13.60%              18.85%           18.08%            6.26%


For a share outstanding during the                                                                                      CM Advisers
period from March 24, 2006 (Date of Initial Public Investment) to August 31, 2006 (a)                             Fixed Income Fund
____________________________________________________________________________________________________________________________________

Net Asset Value, Beginning of period ..................................................................              $   10.00
                                                                                                                     ---------
Income from Investment Operations:
      Net investment income ...........................................................................                   0.25
      Net realized and unrealized gain on securities ..................................................                   0.33
                                                                                                                     ---------
Total from Investment Operations ......................................................................                   0.58
                                                                                                                     ---------
Net Asset Value, End of period ........................................................................              $   10.58
                                                                                                                     =========
Total Return ..........................................................................................                   5.80%
Net Assets, End of Period (in thousands) ..............................................................              $   2,635
Average Net Assets for the Period (in thousands) ......................................................              $   2,226
Ratio of Gross Expenses to Average Net Assets (d) .....................................................                   9.47% (e)
Ratio of Net Expenses to Average Net Assets (d) .......................................................                   1.50% (e)
Ratio of Net Investment
      Income to Average Net Assets ....................................................................                   6.45% (e)
Portfolio Turnover Rate ...............................................................................                   0.00%

(a) Unaudited.
(b) For the period from May 13, 2003 (Date of Initial Public Investment) through February 29, 2004.
(c) Redemption fees aggregated less than $0.01 on a per share basis.
(d) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after waivers and reimbursments (net expense ratio).
(e)  Annualized.

See Notes to Financial Statements

CM ADVISERS FAMILY OF FUNDS

Notes to Financial Statements (Unaudited)

_____________________________________________________________________________________________________________________________
1. Organization and Significant Accounting Policies             Investment Transactions and Investment Income
                                                                Investment  transactions  are  accounted  for as of the date
The CM Advisers  Fund and the CM Advisers  Fixed Income Fund    purchased or sold (trade date).  Dividend income is recorded
(collectively  the  "Funds" and  individually  a "Fund") are    on the  ex-dividend  date.  Certain  dividends  from foreign
series funds.  The Funds are part of the CM Advisers  Family    securities will be recorded as soon as the Trust is informed
of Funds (the  "Trust"),  which was  organized as a Delaware    of the dividend if such  information is obtained  subsequent
Statutory  Trust  and is  registered  under  the  Investment    to the ex-dividend date.  Interest income is recorded on the
Company  Act  of  1940,  (the  "Act"),  as  amended,  as  an    accrual  basis and includes  amortization  of discounts  and
open-ended management investment company.                       premiums.  Gains and losses are determined on the identified cost basis,  which is the same basis used for federal income
The CM Advisers Fund  commenced  operations on May 13, 2003.    tax purposes.
The investment objective of the Fund is to provide long-term
growth of capital through  investments in equity securities,    Expenses
consisting  primarily  of common  and  preferred  stocks and    The  Funds  bear  expenses  incurred  specifically  on their
securities  convertible into common stocks, as well as fixed    behalf as well as a portion of general trust expenses, which
income  securities such as U.S.  government  obligations and    are allocated  according to methods approved annually by the
corporate bonds.                                                Trustees.

The CM Advisers  Fixed Income Fund  commenced  operations on    Dividend Distributions
March  24,  2006.  The  investment  objective  is to seek to    The Funds may  declare  and  distribute  dividends  from net
preserve  capital  and  maximize  total  return  using fixed    investment  income  (if  any) at the  end of  each  calendar
income securities.  The Fund will primarily seek to purchase    quarter.  Distributions  from  capital  gains  (if  any) are
U.S.  dollar  denominated  fixed income  securities that the    generally declared and distributed annually.
Fund's  investment  adviser,  Van Den Berg Management,  Inc.
d/b/a  CM  Fund  Advisers  (the  "Adviser"),   believes  are    Estimates
undervalued.                                                    The  preparation of financial  statements in conformity with accounting  principles  generally  accepted  in  the  United
The following  accounting  policies  have been  consistently    States of America requires  management to make estimates and
followed by the Funds and are in conformity  with accounting    assumptions  that affect the amount of assets,  liabilities,
principles  generally  accepted  in  the  United  States  of    expenses and revenues reported in the financial  statements.
America in the investment company industry.                     Actual results could differ from those estimates.

Investment Valuation                                            Fees on Redemptions
The Funds'  investments  in securities are carried at market    The Funds  charge a  redemption  fee of 1.00% of the  amount
value.  Securities  listed  on an  exchange  or  quoted on a    redeemed  on  redemptions  of the  Funds'  shares  occurring
national market system are valued at the last sales price as    within one year  following the issuance of such shares.  The
of 4:00 p.m. Eastern Time.  Securities  traded in the NASDAQ    Redemption  Fee is  not a fee  to  finance  sales  or  sales
over-the-counter  market are generally  valued at the NASDAQ    promotion  expenses,  but is paid to the Funds to defray the
Official  Closing  Price.  Other  securities  traded  in the    costs of liquidating an investor and discouraging short-term
over-the-counter  market and listed  securities for which no    trading of Fund shares. No Redemption Fee will be imposed on
sale was reported on that date are valued at the most recent    the redemption of shares  representing  dividends or capital
bid price.  Securities  and assets for which  representative    gain  distributions,  or  on  amounts  representing  capital
market  quotations are not readily  available  (e.g., if the    appreciation of shares.
exchange  on which the  portfolio  security  is  principally
traded  closes  early  or  if  trading  of  the   particular    Federal Income Taxes
portfolio  security  is halted  during  the day and does not    No   provision   for  income   taxes  is   included  in  the
resume prior to the Funds' net asset value  calculation)  or    accompanying  financial  statements,  as the Funds intend to
which cannot be  accurately  valued using the Funds'  normal    distribute to shareholders all taxable investment income and
pricing procedures are valued at fair value as determined in    realized gains and otherwise comply with Subchapter M of the
good  faith  under  policies  approved  by the  Trustees.  A    Internal  Revenue Code  applicable  to regulated  investment
portfolio  security's "fair value" price may differ from the    companies.
price next available for that  portfolio  security using the
Funds'   normal   pricing   procedures.   Instruments   with
maturities of 60 days or less are valued at amortized  cost, which approximates market value.

                                                                                                                 (Continued)

CM ADVISERS FAMILY OF FUNDS

Notes to Financial Statements (Unaudited)

_____________________________________________________________________________________________________________________________
Indemnifications                                                daily net assets of the CM Advisers Fund and the CM Advisers
Under the Funds' organizational  documents, its officers and    Fixed  Income  Fund,  respectively,  for the  period  ending
Trustees are indemnified against certain liabilities arising    August  31,  2006.  The  Adviser  has   voluntarily   waived
out of the  performance  of their  duties to the  Funds.  In    additional  fees so that the Expense  Ratio is not more than
addition,  in the  normal  course  of  business,  the  Funds    1.50% of average  daily net assets for each fund.  There can
entered into  contracts  with their  vendors and others that    be no assurance that the Expense Limitation Agreement or the
provide for  general  indemnifications.  The Funds'  maximum    voluntary waiver will continue in the future. For the period
exposure under these arrangements is unknown,  as this would    ended August 31, 2006, the advisory fees waived and expenses
involve  future  claims that may be made  against the Funds.    reimbursed  were $4,818 and $67,687,  respectively,  for the
The Funds expect that risk of loss to be remote.                Fixed Income Fund.

2. Transactions with Affiliates                                 Administrator
                                                                Each  Fund  pays  a  monthly   administration   fee  to  The
Adviser                                                         Nottingham  Company  ("the  Administrator")  based  upon the
The Funds pay a monthly  advisory  fee to the Adviser  based    average  daily net assets of the Fund and  calculated at the
upon  the  average   daily  net  assets  of  each  Fund  and    annual  rates as shown in the  following  schedule  which is
calculated  at the annual  rate of 1.25% for the CM Advisers    subject  to a  minimum  of $2,000  per  month per fund.  The
Fund and 0.50% for the Fixed  Income  Fund.  The Adviser has    Administrator  also  receives a fee to  procure  and pay the
entered  into  a   contractual   agreement   (the   "Expense    custodian  for the fund,  additional  compensation  for fund
Limitation  Agreement")  with the Funds  under  which it has    accounting  and  recordkeeping   services,   and  additional
agreed to waive or  reduce  their  fees and to assume  other    compensation  for  certain  costs  involved  with the  daily
expenses  of the  Funds,  if  necessary,  in an amount  that    valuation   of   securities   and   as   reimbursement   for
limits the Funds  total  operating  expenses  (exclusive  of    out-of-pocket  expenses. A breakdown of these is provided in
interest,    taxes,    brokerage   fees   and   commissions,    the following schedule.
extraordinary  expenses,  and payments, if any, under a Rule
12b-1  Plan) to not more than 2.00% and 1.50% of the average

____________________________________________________________________________________________________________________________________
       Administration Fees*                       Custody Fees*             Fund              Fund Accounting
------------------------------------      ---------------------------    Accounting             Asset Based             Blue Sky
       Average            Annual           Average           Annual         Fees         Average Net     Annual      Administration
      Net Assets            Rate          Net Assets          Rate        (monthly)        Assets         Rate        Fees (annual)
------------------------------------------------------------------------------------------------------------------------------------
     First $50 million    0.150%       First $100 million    0.020%        $2,250        All Assets       0.01%      $150 per state
      Next $50 million    0.125%        Over $100 million    0.009%
      Next $50 million    0.100%
     Over $150 million    0.075%
____________________________________________________________________________________________________________________________________
*Minimum monthly fees of $2,000 and $400 for  Administration and Custody, respectively.

Compliance Services                                             its  services  based  upon  $15 per  shareholder  per  year,
The  Nottingham  Compliance  Services,  LLC,  a fully  owned    subject to a minimum fee of $1,500 per month.
affiliate of The Nottingham Company, provides services which
assists the Trust's Chief  Compliance  Officer in monitoring    Distributor
and  testing the  policies  and  procedures  of the Trust in    Capital  Investment Group, Inc. (the Distributor)  serves as
conjunction  with  requirements  under  Rule  38a-1  of  the    the  Fund's  principal  underwriter  and  distributor.   The
Securities and Exchange Commission. It receives compensation    Distributor  receives  $5,000  per  year  per  Fund  paid in
for this service at an annual rate of $7,750 per Fund.          monthly  installments  for  services  provided  and expenses assumed.
Transfer Agent
                                                                Certain Trustees and officers of the Trust are also officers
North Carolina Shareholder Services,  LLC ("Transfer Agent")    of the Adviser or the Administrator.
serves  as  transfer,   dividend  paying,   and  shareholder
servicing agent for the Funds. It receives  compensation for

                                                                                                                 (Continued)

CM ADVISERS FAMILY OF FUNDS

Notes to Financial Statements (Unaudited)

_____________________________________________________________________________________________________________________________
3. Distribution and Service Fees                                5. Federal Income Tax

The  Trustees,  including a majority of the Trustees who are    The  information  shown in Table 1 represents tax components
not "interested persons" of the Trust as defined in the Act,    of capital for the fiscal year ended February 28, 2006.
adopted a  distribution  plan  with  respect  to all  shares
pursuant to Rule 12b-1 of the Act (the  "Plan").  Rule 12b-1    -------------------------------------------------------------
regulates the manner in which a regulated investment company    Table 1                        Undistributed
may assume costs of distributing  and promoting the sales of                                ------------------
its shares and servicing of its  shareholder  accounts.  The    Fund                             Long-Term
Plan provides that the Funds may incur certain costs,  which                         Ordinary     Capital         Net Tax
may not exceed 0.25% for the CM Advisers  Fund and 0.45% for                          Income       Gains       Appreciation
the CM Advisers  Fixed  Income  Fund,  for each year elapsed    -------------------------------------------------------------
subsequent  to  adoption  of the Plan,  for  payment  to the    CM Advisers Fund     $524,480    $128,233      $10,544,366
distributor   and  others  for  items  such  as  advertising    -------------------------------------------------------------
expenses,  selling  expenses,  commissions,  travel or other
expenses reasonably intended to result in sales of shares of    The aggregate  cost of  investments  and the  composition of
the Funds or  support  servicing  of  shareholder  accounts.    unrealized   appreciation  and  depreciation  of  investment
Distribution  and service  fees were  incurred and waived in    securities  for federal income tax purposes as of August 31,
the amounts of $261,467 and $4,336 for the CM Advisers  Fund    2006 are noted in Table 2. The  primary  difference  between
and the CM Advisers Fixed Income Fund, respectively, for the    book and tax  appreciation or depreciation of investments is
period ended August 31, 2006.                                   wash sale loss deferrals.

4. Purchases and Sales of Investment Securities                 -------------------------------------------------------------
                                                                Table 2
For the period ended August 31, 2006 the  aggregate  cost of                                          Aggregate Gross
purchases and proceeds  from sales of investment  securities                                            Unrealized
(excluding short-term securities) were as follows:                                              ----------------------------
                                                                                   Federal Tax
------------------------------------------------------------    Fund                   Cost     Appreciation    Depreciation
                                               Proceeds from    -------------------------------------------------------------
                             Purchases of           Sales of    CM Advisers        $215,417,588   $13,109,825   ($5,848,003)
Fund                          Securities          Securities    Fund
------------------------------------------------------------    -------------------------------------------------------------
CM Advisers Fund             $53,892,071         $14,258,495    CM Advisers Fixed  $  2,535,628   $    94,252      ($12,456)
------------------------------------------------------------    Income Fund
CM Advisers Fixed                                               -------------------------------------------------------------
Income Fund                  $         -         $         -
------------------------------------------------------------    The  amount  of  dividends   and   distributions   from  net
------------------------------------------------------------    investment   income  and  net  realized  capital  gains  are
                             Purchases of                       determined in accordance with federal income tax regulations
                                  U.S.         Sales of U.S.    which  may  differ  from  accounting   principles  generally
Fund                          Obligations      Obligations      accepted in the United States of America.  These differences
------------------------------------------------------------    are  due to  differing  treatments  for  items  such  as net
CM Advisers Fund             $18,189,814         $24,645,099    short-term  gains,   deferral  of  wash  sale  losses,   net
------------------------------------------------------------    investment losses and capital loss carry-forwards. Permanent
CM Advisers Fixed                                               differences   such  as  tax   returns  of  capital  and  net
Income Fund                  $ 1,970,237         $         -    investment  losses,  if any, would be  reclassified  against
------------------------------------------------------------    capital.  The table below lists the distributions for the CM
                                                                Advisers Fund during the past two fiscal years.
                                                                -------------------------------------------------------------
                                                                                                   Distributions from
                                                                                                   ------------------
                                                                                             Ordinary             Long-Term
                                                                For the year ended            Income                Gains
                                                                -------------------------------------------------------------
                                                                February 28, 2006           $3,155,004            $5,396,416
                                                                -------------------------------------------------------------
                                                                February 28, 2005            $        -           $  186,856
                                                                -------------------------------------------------------------

                                                                                                                 (Continued)

CM ADVISERS FAMILY OF FUNDS

Notes to Financial Statements (Unaudited)

____________________________________________________________________________________________________________________________________
6. Capital Share Transactions
____________________________________________________________________________________________________________________________________
                                                                                                                CM Advisers Fixed
                                                                               CM Advisers Fund                     Income Fund
                                                                               ----------------                     -----------
                                                                        August 31,          February 28,             August 31,
For the period or  fiscal years ended:                                     2006               2006 (a)                  2006
------------------------------------------------------------------ --------------------- ------------------- -----------------------
Transactions in Fund Shares
       Shares sold                                                            3,658,031           8,867,576                 248,897
                                                                   --------------------- ------------------- -----------------------
       Reinvested distributions                                                  51,761             617,512                       -
                                                                   --------------------- ------------------- -----------------------
       Shares repurchased                                                      (933,925)           (949,709)                      -
                                                                   --------------------- ------------------- -----------------------
Net Increase in Capital Shares                                                2,775,867           8,535,379                 248,897
                                                                   --------------------- ------------------- -----------------------
Shares Outstanding, Beginning of Period                                      15,492,896           6,957,517                       -
                                                                   --------------------- ------------------- -----------------------
Shares Outstanding, End of Period                                            18,268,763          15,492,896                 248,897
____________________________________________________________________________________________________________________________________
(a) Audited.

CM ADVISERS FAMILY OF FUNDS

Additional Information (Unaudited)

_____________________________________________________________________________________________________________________________

1. Approval of Investment Advisory Agreement                    In considering the investment  management  capabilities  and
                                                                experience   of  the  Adviser,   the  Board   evaluated  the
The Adviser supervises the Fund's investments pursuant to an    investment   management   experience  of  the  Adviser.   In
Investment Advisory  Agreement.  The Board of Trustees of CM    particular, the Adviser described to the Board the Adviser's
Advisers Family of Funds unanimously approved the Investment    experience  managing  fixed  income  portfolios,  including,
Advisory   Agreement  for  an  initial  two-year  period  on    without  limitation,  comparisons  of historical  investment
February 17,  2006.  In  considering  whether to approve the    performance to relevant benchmark indices where appropriate.
Investment  Advisory  Agreement,   the  Board  reviewed  and    The  Board   discussed   with  the  Adviser  the  investment
considered such  information as the Board deemed  reasonably    objective and strategy for the Fund and the Adviser's  plans
necessary, including the following material factors: (i) the    for implementing the investment strategy for the Fund. After
nature  and  scope of the  services  to be  provided  by the    also  considering the Adviser's  capabilities and experience
Adviser  to  the  Fund;   (ii)  the  investment   management    managing  the  current  series  of  the  Trust,   the  Board
capabilities and experience of the Adviser,  (iii) the costs    determined that the Adviser would be an appropriate  manager
of the services to be provided and profits to be realized by    for the Fund.
the Adviser and its affiliates  from the  relationship  with
the Fund;  (iv) the extent to which economics of scale would    In considering  the costs of the services to be provided and
be  realized  as the Fund  grows and  whether  advisory  fee    profits to be realized  by the  Advisor  and its  affiliates
levels  reflect these  economies of scale for the benefit of    from the relationship  with the Fund, the Board examined and
the Fund's investors;  (v) the Adviser's practices regarding    evaluated the fee  arrangements  between the Adviser and the
brokerage and portfolio transactions; and (vi) the Adviser's    Fund under the proposed Investment  Advisory Agreement.  The
possible conflicts of interest.                                 Board  considered  the Adviser's  staffing,  personnel,  and methods of operating; the financial condition of the Adviser
To  aid  it  in  its  review,  the  Board  reviewed  various    and the level of  commitment  to the Fund and the Adviser by
informational   materials  including,   without  limitation,    the principals of the Adviser; the projected asset levels of
copies of the  Investment  Advisory  Agreement  and  Expense    the Fund;  the  Adviser's  payment of startup  costs for the
Limitation  Agreement  for the Fund; a  memorandum  from the    Fund;  and the  overall  expenses  of the  Fund.  The  Board
Adviser  to  the  Board  containing  information  about  the    reviewed the Fund's proposed  Expense  Limitation  Agreement
Adviser,  its business,  its finances,  its  personnel,  its    with the Adviser and noted the benefit  that would result to
services  to  the  Fund,  and   comparative   expense  ratio    the Fund from the  Adviser's  likely  waiver of a portion of
information  for other mutual funds with a strategy  similar    its  management  fees  for a  period  of time  based  on the
to the Fund; and a memorandum from  Kilpatrick  Stockton LLP    projected  asset  levels of the Fund.  The Board  considered
(counsel to the Trust) to the Board regarding considerations    that for the past three  fiscal years the Adviser had waived
relevant to a review of  investment  advisory  contracts  by    a greater portion of its fees than necessary for the current
investment company trustees.                                    series  of the  Trust  and that the  Fund  was  planning  to initially  not  collect  the 12b-1 fees  under the  proposed
In  considering  the nature and scope of the  services to be    12b-1 Plan.
provided by the Adviser to the Fund,  the Board reviewed the
responsibilities  the Adviser  would have under the proposed    In addition, the Board considered potential benefits for the
Investment Advisory Agreement. The Board also considered the    Adviser in managing  the Fund,  including  promotion  of the
administrative  services  that the Adviser  would provide to    Adviser's  name,  the ability for the Adviser to place small
the Fund, its proposed  efforts  during the Fund's  start-up    accounts into the Fund, and the potential for the Adviser to
phase,  its  coordination of services for the Fund among the    generate  soft dollars from Fund trades that may benefit the
Fund's  service  providers,  its  compliance  procedures and    Adviser's  clients  other  than the  Fund.  The  Board  then
practices,  and its proposed efforts to promote the Fund and    compared the fee  arrangements  of the Fund  (including  the
assist  in  its  distribution.   The  Board  considered  the    management fee and expense ratio) to other funds  comparable
services  already provided by the Adviser to the CM Advisers    in  terms  of the type of  fund,  the  style  of  investment
Fund,  another  series  of the  Trust,  as well as  services    management,  the size of the  fund,  and the  nature  of the
provided in connection  with the  organization  of the Fund.    investment  strategy  and markets  invested  in, among other
The Board  also  noted  that the  Trust's  chief  compliance    factors. The Board determined that, while the Fund's maximum
officer,   principal   executive   officer,   and  principal    management fee was higher than most of the comparable funds,
financial  officer  are  employees  of the Adviser and would    the Fund's net expense ratio after contractual and voluntary
serve the Trust  without  additional  compensation  from the    waivers and  reimbursements  would likely be lower than some
Fund. After reviewing the foregoing  information and further    of the  comparable  funds and higher than others.  Following
information  in  the  memorandum  from  the  Adviser  (e.g.,    this   comparison   and  upon  further   consideration   and
descriptions  of the  Adviser's  business and the  Adviser's    discussion of the  foregoing,  the Board  concluded that the
Form ADV), the Board  concluded that the nature and scope of    fees to be paid to the  Adviser  by the Fund  were  fair and
the  services  would be  satisfactory  and  adequate for the    reasonable.
Fund.
                                                                                                                 (Continued)

CM ADVISERS FAMILY OF FUNDS

Additional Information (Unaudited)

_____________________________________________________________________________________________________________________________
In considering  the extent to which economies of scale would    2. Proxy Voting Policies and Voting Record
be realized as the Fund grows and whether the  advisory  fee
levels  reflect these  economies of scale for the benefit of    A copy of the Trust's Proxy Voting and Disclosure Policy and
the Fund's  investors,  the Board considered that the Fund's    the  Advisor's  Proxy  Voting  and  Disclosure   Policy  are
fee arrangements with the Adviser involve the management fee    included as Appendix B to the Funds' Statement of Additional
and the proposed  Expense  Limitation  Agreement.  The Board    Information and is available,  without charge, upon request,
determined  that,  while the management fee would remain the    by calling  1-800-773-3863.  Information  regarding  how the
same at all asset levels, the Fund would experience benefits    Funds voted proxies relating to portfolio  securities during
from its proposed Expense  Limitation  Agreement,  and would    the most  recent  12-month  period  ended  June 30,  2006 is
continue  to do so until the Fund's  assets  grow to a level    available (1) without charge,  upon request,  by calling the
where the Adviser begins receiving its full fee. Thereafter,    Funds at the  number  above and (2) on the SEC's  website at
the Board noted that the Fund would  benefit from  economies    http://www.sec.gov.
of scale under its agreements  with service  providers other
than the Adviser. Following further discussion of the Fund's    3. Quarterly Portfolio Holdings
projected asset levels,  expectations for growth, and levels
of  fees,   the  Board   determined   that  the  Fund's  fee    The Funds file their complete schedule of portfolio holdings
arrangements with the Adviser would provide benefits through    with the SEC for the first and third quarters of each fiscal
the proposed Expense  Limitation  Agreement and that, at the    year on From N-Q.  The Funds' Form N-Q are  available on the
Fund's  projected asset levels for the next year, the Fund's    SEC's website at http://www.sec.gov. You may review and make
arrangements with the Adviser were fair and reasonable.         copies at the SEC's  Public  Reference  Room in  Washington,
                                                                D.C. You may also obtain  copies after paying a  duplicating
In considering the Adviser's  practices  regarding brokerage    fee  by  writing  the  SEC's   Public   Reference   Section,
and  portfolio   transactions,   the  Board  considered  the    Washington,  D.C.  20549-0102  or by  electronic  request to
Adviser's  standards,  and  performance  in utilizing  those    publicinfo@sec.gov,  or is available  without  charge,  upon
standards,  in seeking  best  execution  for Fund  portfolio    request, by calling the Funds at 1-800-773-3863. Information
transactions,  including the use of alternative markets. The    on  the  operation  of  the  Public  Reference  Room  may be
Board  noted  that  the  Fund's   fixed   income   portfolio    obtained by calling the SEC at 202-942-8090.
transactions   would  normally  be  principal   transactions
executed in  over-the-counter  markets on a "net" basis. The    4. Change in Independent Registered Public Accounting Firm
Board also  considered the  anticipated  portfolio  turnover
rate for the Fund; the process by which evaluations would be    On May 4, 2005,  Deloitte  & Touche  LLP was  removed as the
made of the overall  reasonableness of any commissions paid;    independent registered public accounting firm for the Trust.
the  method  and  basis for  selecting  and  evaluating  the    Deloitte  &  Touche  LLP  was  previously   engaged  as  the
broker-dealers used; any anticipated allocation of portfolio    independent  registered  public accounting firm to audit the
business to persons  affiliated  with the  Adviser;  and the    Fund's financial statements.
extent to which the Fund would allocate  portfolio  business
to  broker-dealers  who provide  research,  statistical,  or    Deloitte & Touche LLP issued reports on the Fund's financial
other services  ("soft  dollars").  After further review and    statements  as of February  28, 2005 and  February 29, 2004.
discussion,   the  Board   determined   that  the  Adviser's    Such  reports  did  not  contain  an  adverse  opinion  or a
practices  regarding  brokerage and  portfolio  transactions    disclaimer of opinion,  nor were they  qualified or modified
were satisfactory.                                              as to uncertainty, audit scope, or accounting principles.

In considering the Adviser's possible conflicts of interest,    The decision to remove Deloitte & Touche LLP was approved by
the Board  considered  such  matters as the  experience  and    the Trust's  Audit  Committee  and  ratified by the Board of
ability of the advisory  personnel that would be assigned to    Trustees.  At no time  preceding  the  removal of Deloitte &
the Fund;  the basis of decisions to buy or sell  securities    Touche  LLP were  there any  disagreements  with  Deloitte &
for the Fund and the Adviser's  other  accounts;  the method    Touche  LLP  on  any  matter  of  accounting  principles  or
for bunching of portfolio securities  transactions;  and the    practices, financial statement disclosure, or auditing scope
substance  and  administration  of  the  Adviser's  code  of    or procedure,  which  disagreements,  if not resolved to the
ethics. Following further consideration and discussion,  the    satisfaction  of Deloitte & Touche LLP, would have caused it
Board found the Adviser's  standards and practices  relating    to make reference to the subject matter of the disagreements
to the identification and mitigation of potential  conflicts    in  connection  with its  report.  At no time did any of the
of interests to be satisfactory.                                events  enumerated  in paragraphs  (1)(v)(A)  through (D) of
                                                                Item 304(a) of Regulation S-K occur.
Based upon all of the foregoing considerations, the Board of
Trustees, including a majority of the independent members of the Board of  Trustees,  approved  the  Investment  Advisory
Agreement.

                    (This page was intentionally left blank)

CM Advisers Fund and
CM Advisers Fixed Income Fund
are series of the
CM Advisers Family of Funds







For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:                                   Documented:

NC Shareholder Services                       Van Den Berg Management, Inc.
116 South Franklin Street                     (d/b/a CM Fund Advisers)
Post Office Drawer 4365                       805 Las Cimas Parkway, Suite 430
Rocky Mount, North Carolina 27803             Austin, Texas  78746

Toll-Free Telephone:                          Toll-Free Telephone:

1-800-773-3863                                1-800-773-3863

World Wide Web @:                             World Wide Web @:

nottinghamco.com                              centman.com

Item 2. CODE OF ETHICS.


       Not applicable.



Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


       Not applicable.



Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


       Not applicable.



Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


       Not applicable.



Item 6. SCHEDULE OF INVESTMENTS.


       A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.



Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


       Not applicable.



Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


       Not applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


      Not applicable.



Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


       None.

Item 11. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 12.      EXHIBITS.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CM Advisers Family of Funds


By: (Signature and Title)        /s/ Arnold Van Den Berg
                                 ________________________________
                                 Arnold Van Den Berg
                                 Trustee, Chairman, President and Principal
                                 Executive Officer


Date: October 26, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Arnold Van Den Berg
                                 ________________________________
                                 Arnold Van Den Berg
                                 Trustee, Chairman, President and Principal
                                 Executive Officer
                                 CM Advisers Family of Funds

Date: October 26, 2006





By:  (Signature and Title)       /s/ James D. Brilliant
                                 ________________________________
                                 James D. Brilliant
                                 Trustee, Treasurer and Principal Financial
                                 Officer
                                 CM Advisers Family of Funds

Date: October 26, 2006